Derivatives and fair value measurements - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Derivative duration	15 years
Bank's option exercise date	Mar. 31, 2016
Fuel pricing contracts
Derivative [Line Items]
Derivative assets gross	$ 43,499	$ 61
Derivative liabilities gross	$ 24,558	$ 900
Fuel pricing contracts metric tons	7,784,141	2,067,740